SUPPLEMENTARY DATA - Summary of Unamortized Content Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Film, Disclosures [Abstract]
Licensed program rights, net of accumulated amortization	$ 20,217	$ 19,793	$ 25,120
Produced programming:
Released, net of accumulated amortization	4,626	4,806	2,972
In production	480,278	314,214	53,441
In development	47,356	37,392	20,630
Content cost monetized on a title-by-title basis	534,069	358,207	87,609
Content cost monetized as a film group	18,408	17,998	14,554
Total content costs	$ 552,477	$ 376,205	$ 102,163